Note 7 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2019	2018
Equipment	7,002	5,973
Furniture, fixture, and fittings and other	2,776	2,641
Total gross value	9,778	8,614
Less: accumulated depreciation and amortization	(6,644)	(5,624)
Total	3,134	2,991

Schedule of Finance Lease Right-of-use Assets [Table Text Block]
	December 31,
	2019	2018
Equipment	713	824
Vehicles and IT equipment	1,582	1,423
Total gross value	2,295	2,247
Less: accumulated depreciation and amortization	1,360	1,030
Total	935	1,217